 					         File Number: 333-89354
                                       Filed Pursuant to Rule 497(e) of
                                             the Securities Act of 1933

                                                                    May 27, 2016


                          PIONEER DYNAMIC CREDIT FUND


               SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 1, 2015


FUND SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Michael Temple, Senior Vice President and
                       Director of Fixed Income Credit Research of
                       Pioneer (portfolio manager of the fund since
                       2011) and Kevin Choy, Vice President at
                       Pioneer (portfolio manager of the fund since
                       May 2016)

MANAGEMENT
The following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":


Day-to-day management of the fund's portfolio is the responsibility of Michael Temple and Kevin Choy. The portfolio managers may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Pioneer's affiliates. Mr. Temple is a Senior Vice President and Director of Fixed Income Credit Research of Pioneer. He joined Pioneer in 2002 and has been an investment professional since 1991. Mr. Temple has served as a portfolio manager of the fund since 2011. Mr. Choy is a Vice President at Pioneer. Mr. Choy joined Pioneer in 2015 as a member of the U.S. fixed income team and has eleven years of investment experience. Prior to joining Pioneer, Mr. Choy spent six years at Hartford Investment Management as a Senior Analyst with a focus on evaluating credits across a range of sectors. Mr. Choy has served as a portfolio manager of the fund since May 2016.


                                                                   29500-00-0516
                                 (Copyright)2016 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                    May 27, 2016


                          PIONEER DYNAMIC CREDIT FUND


           SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED AUGUST 1, 2015


FUND SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Michael Temple, Senior Vice President and
                       Director of Fixed Income Credit Research of
                       Pioneer (portfolio manager of the fund since
                       2011) and Kevin Choy, Vice President at
                       Pioneer (portfolio manager of the fund since
                       May 2016)

                                                                   29501-00-0516
                                 (Copyright)2016 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC